[CUNA Mutual Insurance Society letterhead]

January 29, 2009

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     CUNA Mutual Variable Annuity Account ("Registrant")
        File Nos. 333-148426 and 811-08260

To Whom It May Concern:

On behalf of the Registrant, this Post-Effective Amendment is being made primarily to add disclosure regarding changes in the Guaranteed Lifetime Withdrawal Benefit riders and Guaranteed Minimum Accumulation Benefit riders.

Registrant requests selective review of this Post-Effective Amendment. Except for the matters described below, the prospectus included in this Post-Effective Amendment is substantially similar to the prospectus filed in Post-Effective Amendment No. 4 on November 24, 2008 (SEC Accession No. 0000950137-08-013906) and the statement of additional information is substantially similar to the statement of additional information filed in the initial Form N-4 on January 2, 2008 (SEC Accession No. 0000950124-08-000007), as amended in the annual update made by Post-Effective Amendment under Rule 485(b) filed on April 25, 2008 (SEC Accession No. 0000950137-08-006028):

   1. We've made a number of formatting changes intended to make the prospectus more reader friendly.
   2. We've specified a Benefit Basis limit of $1 million on Guaranteed Minimum Accumulation Benefit riders.
   3.      We have removed disclosure regarding Fixed Periods not being offered.
   4. We have specified new current charges for newly issued Guaranteed Lifetime Withdrawal Benefit and Guaranteed Lifetime Accumulation Benefit riders.
   5. We have added disclosure regarding the suspension of required minimum distributions from certain retirement accounts for 2009.
   6. We've indicated the contract is no longer available for Section 403(b)(7) plans.
   7. We added a new purchase payment credit level at 6% on cumulative net purchase payments of $500,000 or more.
   8. We've added a description of a new feature for the Guaranteed Lifetime Withdrawal Benefit that allows owners choosing the Income Later option a one-time withdrawal (Non-Lifetime Withdrawal) that does not cause the Simple Interest Benefit to terminate.
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Division of Investment Management
January 29, 2009
Page 2

   9. We've adjusted the guaranteed annual lifetime percentages for the Guaranteed Minimum Withdrawal Benefit rider Income Now option.
   10. We've adjusted the interest rate percentages for the Simple Interest Benefit on the Guaranteed Minimum Withdrawal Benefit rider.
   11. We've adjusted the calculation under the Guaranteed Lifetime Withdrawal Benefit of the effect on the Lifetime Benefit Basis of an excess withdrawal.
   12. We've indicated the Guaranteed Lifetime Withdrawal Benefit rider will terminate if ownership of the contract changes.
   13. We've indicated the 7-year benefit period for the Guaranteed Minimum Accumulation Benefit rider is no longer available.
   14.     We added information about a new Class II shares for the Ultra
           Series Fund.
   15.     We've update our sales commission disclosure.
   16. We've updated the examples for current rider forms and descriptions of older rider form versions.

Please direct any communications relating to this filing to me at (608)
231-7495.

                                                      Very truly yours,

                                                      /s/ Kerry A. Jung
                                                      Kerry A. Jung
                                                      Lead Attorney

Enclosures